PARENT ONLY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) ¥ / shares in Units, ¥ in Thousands		Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Time deposits			¥ 158,585		¥ 432,536
Prepaid expenses and other current assets			171,466		155,707
Total current assets			925,574		1,333,519
Total assets			1,878,047		2,018,427
Current liabilities:
Short-term bank loan			13,726
Accrued expenses and other current liabilities			365,428		313,429
Total current liabilities			1,300,421		744,589
Other non-current liabilities			5,983		4,329
Total liabilities			1,306,404		748,918
Commitments and contingencies
Shareholders' equity:
Treasury shares			(457,169)		(255,103)
Additional paid-in capital			1,222,072		1,094,872
Accumulated other comprehensive income			50,472		39,372
Retained earnings (accumulated deficit)			(243,162)		389,967
Total equity attributable to the shareholders of Tarena International, Inc.			572,618		1,269,509
Total liabilities and equity			1,878,047		2,018,427
Common Class A [Member]
Shareholders' equity:
Ordinary shares			¥ 331		¥ 327
Ordinary shares
Ordinary shares, par value | ¥ / shares			¥ 0.001		¥ 0.001
Authorized | shares			860,000,000		860,000,000
Issued | shares			52,972,578		52,340,176
Outstanding | shares			45,873,437		49,009,530
Treasury shares | shares			7,099,141		3,330,646
Common Class B [Member]
Shareholders' equity:
Ordinary shares			¥ 74		¥ 74
Ordinary shares
Ordinary shares, par value | ¥ / shares			¥ 0.001		¥ 0.001
Authorized | shares			40,000,000		40,000,000
Issued | shares			7,206,059		7,206,059
Outstanding | shares			7,206,059		7,206,059
Parent Company [Member]
Current assets:
Cash and cash equivalents			¥ 25,507		¥ 17,658	¥ 43,770	¥ 6,275
Time deposits					65,342
Prepaid expenses and other current assets			696		970
Total current assets			26,203		83,970
Investments and loans to subsidiaries			567,003		1,210,622
Total assets			593,206		1,294,592
Current liabilities:
Short-term bank loan			13,726
Accrued expenses and other current liabilities	[1]		6,862		24,454
Total current liabilities			20,588		24,454
Other non-current liabilities					629
Total liabilities			20,588		25,083
Shareholders' equity:
Treasury shares			(457,169)		(255,103)
Additional paid-in capital			1,222,072		1,094,872
Accumulated other comprehensive income			50,472		39,372
Retained earnings (accumulated deficit)			(243,162)		389,967
Total equity attributable to the shareholders of Tarena International, Inc.			572,618		1,269,509
Total liabilities and equity			593,206		1,294,592
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares			¥ 331		¥ 327
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares			860,000,000		860,000,000
Issued | shares			52,972,578		52,340,176
Outstanding | shares			45,873,437		49,009,530
Treasury shares | shares			7,099,141		(3,330,646)
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares			¥ 74		¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares			40,000,000		40,000,000
Issued | shares			7,206,059		7,206,059
Outstanding | shares			7,206,059		7,206,059

[1]	Mainly related to repurchase of treasury shares.